Investments in Unconsolidated Affiliates and Variable Interest Entities - Investment in IM Topco, LLC (Details)			1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 26, 2025 USD ($) subsidiary	May 31, 2022 USD ($)	Nov. 30, 2023 USD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 15, 2025 subsidiary
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of subsidiaries | subsidiary	2										2
Loss from equity method investments							$ 6,010,000	$ 7,937,000	$ 7,623,000	$ 2,060,000
Members contribution										150,000
Other non-cash charges									9,960,000
Change in contingent reduction in equity ownership of IM Topco, LLC									$ 4,213,000
IM Topco, LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest		30.00%							30.00%
IM Topco, LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of ownership interest sold											12.50%
Ownership interest		30.00%									30.00%
Percentage of equity interest											17.50%
Capital appreciation right, percent	15.00%
Capital appreciation right, threshold	$ 46,000,000
Loss related to investments				$ 5,490,000			6,010,000.00
Impairment charges				5,530,000			5,530,000		$ 5,750,000
Adjustment related to settlement of net receivables and payables				$ (40,000.00)
Loss from equity method investments						$ 520,000	210,000	1,550,000	(1,730,000)	$ (2,060,000.00)
Expense (income) to carrying value of contingent contractual obligations					$ (240,000)		(240,000)
Other costs and adjustments relating to investments							$ 510,000
Non cash charges, contingent contractual obligation								$ 6,250,000
Royalty expense			$ 450,000
Increase (decrease) to the carrying value basis			$ 450,000						$ (4,210,000)
Business Venture Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash flow distributable to members (in percent)		100.00%
Net cash flow distributable to members		$ 1,316,200
IM Topco, LLC | Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of ownership interest sold		70.00%